Note 10 - Goodwill	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Goodwill Disclosure [Text Block]
10.	Goodwill

	FirstService	FirstService
	Residential	Brands	Consolidated

Balance, December 31, 2021	$256,435	$586,927	$843,362
Goodwill acquired during the year	2,219	37,787	40,006
Other items	2,562	2,117	4,679
Foreign exchange	(1,412)	(549)	(1,961)
Balance, December 31, 2022	259,804	626,282	886,086
Goodwill acquired during the year	59,456	230,290	289,746
Other items	555	2,722	3,277
Foreign exchange	503	213	716
Balance, December 31, 2023	$320,318	$859,507	$1,179,825

Goodwill represents the excess of purchase price over the value assigned to the net tangible and identifiable intangible assets of businesses acquired. A test for goodwill impairment is required to be completed annually, in the Company’s case as of August 1, or more frequently if events or changes in circumstances indicate the asset might be impaired. Based on the qualitative assessment in 2023, the Company has concluded that goodwill is not impaired. There were no triggering events since the impairment test in August.